CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (111,632)	$ (4,908,087)	$ (9,796,010)	$ (9,414,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,950	484,350
Amortization of debt discount				176,465
Amortization of intangible asset			968,700	1,049,425
Stock-based compensation	467,869	1,832,989	1,571,919	3,102,725
Cost of raising capital		(15,800)
Fair value of vested options			889,445	2,134,120
Change in fair value of derivative liabilities	223,532	1,147,283	(77,176)	1,287,984
Fair value of modification of warrants			29,262	443,305
Impairment of intangible assets			1,210,875
Loan interest capitalized to debt/Accrued interest on notes payable	208,171	213,895	419,792	482,966
Change in operating assets and liabilities:
Accounts receivable	763	(100,000)
Inventories			1,545,490	(1,545,490)
Other receivables	(15,000)
Prepayments	(11,310)
Accounts payable	369,980	760,626	1,438,582	615,808
Other accrued liabilities	200,576	235,988
Deferred revenues	210,312	100,000
NET CASH USED IN OPERATING ACTIVITIES	(918,542)	(248,756)	(1,684,450)	(1,990,590)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired	(336,032)
Property and equipment	(2,322)
Deposits	(4,363)		10,800	(11,150)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(342,717)		10,800	(11,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable				(25,411)
Proceeds from notes and loans payable				140,000
Proceeds from sale of common stock	1,941,625	487,037	1,703,129	1,882,354
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,941,625	487,037	1,703,129	1,996,943
NET CHANGE IN CASH AND EQUIVALENTS	680,366	238,281	29,479	(4,797)
CASH AND EQUIVALENTS, BEGINNING OF PERIOD	29,491	12	12	4,809
CASH AND EQUIVALENTS, END OF PERIOD	709,857	238,293	29,491	12
SUPPLEMENTAL INFORMATION:
Interest paid			290	2,903
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition	2,250,000
Common stock issued for accounts payable	361,136	402,237	528,478	13,031
Common stock issued for accrued expenses	38,691	154,000	424,000	43,750
Acquisition payable due seller	250,000
Non-cash equity-warrant valuation and intrinsic value of beneficial conversion associated with convertible notes				28,060
Stock options issued for accrued bonuses for officers and directors	193,926
Derivative Financial Instruments, Liabilities
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt/ liabilities				(629,563)
Segment, Continuing Operations
Change in operating assets and liabilities:
Other accrued liabilities			136,148	306,172
Segment, Discontinued Operations
Change in operating assets and liabilities:
Other accrued liabilities			(21,477)
Stock Option
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock options for accrued expenses			81,119
Accrued expenses
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Preferred stock issued (cancelled and returned)			(440,607)	440,607
Accounts Payable
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Preferred stock issued (cancelled and returned)			(185,387)	185,387
Joint Venture Partner
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt/ liabilities	(2,474,753)
Restricted Cash
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable		25,000
COMMON STOCK
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable				$ 2,618,973